Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 147,662	$ 115,496
General and administrative expenses	1,759,047	2,682,433
Selling expenses	618,931	412,056
Research and development expenses	1,149,759	770,713
Property, Plant and Equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Cost of sales	38,892	35,995
General and administrative expenses	104,233	73,976
Selling expenses	787	2,311
Research and development expenses	$ 3,750	$ 3,214